Related party transactions (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 20, 2023	Jun. 30, 2023	Mar. 16, 2023	Dec. 31, 2022	Nov. 30, 2022
Related Party Transaction [Line Items]
[custom:PurchasePrice-0]					$ 7,000
[custom:DeferredFinanceCosts]	$ 15,000
Sale of Stock, Number of Shares Issued in Transaction		56,836,444
Felipe Chico Hernandez [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Issued			1,222,222
[custom:PurchasePrice-0]			$ 1,100
Palantri [Member]
Related Party Transaction [Line Items]
Accounts Payable and Other Accrued Liabilities				$ 4,300
Next 12 Months [Member]
Related Party Transaction [Line Items]
Accounts Payable and Other Accrued Liabilities				19,300
Thereafter [Member]
Related Party Transaction [Line Items]
Accounts Payable and Other Accrued Liabilities				15,000
P I P E Investor [Member]
Related Party Transaction [Line Items]
Accounts Payable and Other Accrued Liabilities				$ 35,000